May 16, 2024
Amplify International Enhanced Dividend Income ETF
Amplify International Enhanced Dividend Income ETF

Amplify ETF Trust

Supplement Dated May 16, 2024 to the Prospectus, Summary Prospectus and
Statements of Additional Information, each Dated February 28, 2024

Amplify International Enhanced Dividend Income ETF

(the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND’S NAME AND SUB-ADVISER

This Supplement updates certain information in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, which will take effect on or about May 14, 2024 (the “Effective Date”).

On May 14, 2024, the Board of Trustees of the Amplify ETF Trust (the “Trust”) considered and voted to approve changes to the Fund, including (i) changing the name of the Fund and (ii) adding a Sub-Adviser of the Fund.

Change in Fund Name

1.       On the Effective Date, the Fund’s name will change to “Amplify CWP International Enhanced Dividend Income ETF.”

Change in Fund Sub-Adviser

2.       The Board of Trustees of the Trust considered and voted to approve the appointment of an investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Seymour Asset Management LLC (“Seymour”). Seymour is a registered investment adviser with its offices at 1 Old Point Road, Quogue, New York 11959.

The appointment of Seymour as an investment sub-adviser to the Fund will occur on the Effective Date. In accordance with the Trust’s manager of managers exemptive order received from the Securities and Exchange Commission, additional details about the sub-adviser will be made available to shareholders within 90 days of the Effective Date.

In connection with the appointment of the additional sub-adviser, the following changes are being made:

i.	Notwithstanding anything to the contrary in the Summary Prospectus and Prospectus, the fourth sentence of the first paragraph under the Section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Capital Wealth Planning, LLC (“CWP” or a “Sub-Adviser”), Penserra Capital Management LLC (“Penserra” or a “Sub-Adviser”), and Seymour Asset Management LLC, “Seymour” or a “Sub-Adviser,” and collectively with CWP and Penserra, the “Sub-Advisers”) each serve as investment sub-advisers to the Fund.

ii.	Notwithstanding anything to the contrary in each Summary Prospectus and Prospectus, the “Management of the Fund” section is hereby deleted in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

Investment Adviser. Amplify Investments LLC.

Sub-Advisers. Capital Wealth Planning, LLC, Penserra Capital Management LLC, and Seymour Asset Management LLC

Portfolio Managers. The following individuals serve as the portfolio managers to the Fund.

Capital Wealth Planning, LLC

• Kevin Simpson, Founder and Chief Investment Officer at CWP

• Josh Smith, CFA, Lead Portfolio Manager at CWP

• Ryland Matthews, CFA, Associate Trader at CWP

Penserra Capital Management LLC

• Dustin Lewellyn, CFA, Chief Investment Officer at Penserra

• Ernesto Tong, CFA, Managing Director at Penserra

• Anand Desai, CFA, Senior Vice President at Penserra

Seymour Asset Management LLC

• Timothy J. Seymour, Chief Investment Officer at Seymour

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager, except Timothy Seymour, has served as part of the portfolio management team of the Fund since its inception in September 2022. Timothy Seymour has served as part of the portfolio management team of the Fund since May 2024.

iii.	Notwithstanding anything to the contrary in the Prospectus, the following paragraph has been added under the Section entitled “Management of the Fund - Fund Organization – Investment Sub-Advisers”:

Seymour is a registered investment adviser with its offices at 1 Old Point Road, Quogue, New York 11959. The Trust, on behalf of the Fund, and Amplify Investments have engaged Seymour to serve as the Fund’s investment sub-adviser pursuant to an investment sub-advisory agreement (the “Seymour Sub-Advisory Agreement”). In this capacity, Seymour has overall responsibility for screening the relevant universe and determining the appropriate positions of international companies that fit the criteria for the Fund’s investment strategy. As compensation for its services, Amplify Investments has agreed to pay Seymour an annual sub-advisory fee based upon the Fund’s average daily net assets. Amplify Investments is responsible for paying the entire amount of Seymour’s sub-advisory fee. The Fund does not directly pay Seymour.

iv.	Notwithstanding anything to the contrary in the Prospectus, the following paragraph has been added under the Section entitled “Management of the Fund - Fund Organization – Portfolio Managers”:

Timothy J. Seymour. Mr. Seymour is Chief Investment Officer at Seymour Asset Management LLC. Mr. Seymour has over 24 years of investment experience as a portfolio manager, allocator, and capital markets professional across multiple asset classes. In addition, Mr. Seymour is a frequent and long-time contributor on CNBC, including over a decade of appearances on the show “Fast Money.” Mr. Seymour is the founder and Chief Investment Officer of Seymour Asset Management (“SAM”). SAM provides both asset management and wealth management services for its clients, including direct investment and allocation to private equity and alternative assets. Prior to SAM, Mr. Seymour was the Chief Investment Officer and co-founder of Triogem Asset Management (“Triogem”), where he helped run the firm’s flagship fund, a long/short fund with an emphasis on global emerging markets.

v.	Notwithstanding anything to the contrary in the Prospectus, the first paragraph under the Section entitled “Management of the Fund - Fund Organization – Manager of Managers Structure” is hereby deleted in its entirety and replaced with the following:

Manager of Managers Structure. The Fund and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-adviser(s) and recommending to the Board the hiring, termination, or replacement of any such sub-adviser(s)—including CWP, Penserra, and Seymour, in their capacity as Sub-Advisers. The exemptive order does not apply to any sub-adviser that is affiliated with the Fund or the Adviser.

vi.	Notwithstanding anything to the contrary in the Statement of Additional Information, the first paragraph under “Information about the Funds” is hereby replaced in its entirety with the below:

The Funds are advised by Amplify Investments LLC (the “Adviser” or “Amplify Investments”). Penserra Capital Management LLC (“Penserra”) serves as the investment sub-adviser to YYY, IBUY, DIVO, EMFQ, CNBS, IDVO, COWS and HCOW. Capital Wealth Planning, LLC(“CWP”), along with Penserra, serves as an investment sub-adviser to DIVO. Cerity Partners LLC (“Cerity”), along with Toroso, serves as an investment sub-adviser to SWAN, ISWN and QSWN. Toroso Investments, LLC, a Tidal Financial Group company, (“Toroso”) serves as the investment sub-adviser to BLOK, BATT, SWAN, ISWN, MVPS, QSWN, IWIN and NDIV. Seymour Asset Management LLC (“Seymour”), along with Penserra, serves as an investment sub-adviser to CNBS. Seymour, along with CWP and Penserra, serves as sub-adviser to IDVO. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly” and collectively, with Penserra, CWP, Toroso and Seymour, the “Sub-Advisers”), along with Penserra, each serve as an investment sub-adviser to COWS and HCOW.

vii.	Notwithstanding anything to the contrary in the Statement of Additional Information, the following sentence is added to the first paragraph under the Section entitled “Investment Sub-Advisers”:

Seymour, along with CWP and Penserra, serves as sub-adviser to IDVO.

Please Retain This Supplement for Future Reference.